Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended														12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2014 Mobile Products & Communications	Mar. 31, 2013 Mobile Products & Communications	Mar. 31, 2014 Game	Mar. 31, 2013 Game		Mar. 31, 2014 Imaging Products & Solutions		Mar. 31, 2013 Imaging Products & Solutions	Mar. 31, 2014 Home Entertainment & Sound	Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2014 Devices	Mar. 31, 2013 Devices		Mar. 31, 2014 Pictures		Mar. 31, 2013 Pictures		Mar. 31, 2014 Music		Mar. 31, 2013 Music		Mar. 31, 2014 Financial Services	Mar. 31, 2013 Financial Services	Mar. 31, 2012 Financial Services	Mar. 31, 2014 All Other		Mar. 31, 2013 All Other
Goodwill [Line Items]
Goodwill - gross	¥ 659,907		¥ 591,977		¥ 153,569	¥ 138,255	¥ 147,531	¥ 123,211		¥ 6,075		¥ 5,967	¥ 5,320	¥ 5,320	¥ 5,320	¥ 37,269	¥ 33,159		¥ 160,857		¥ 138,320		¥ 113,956		¥ 100,956		¥ 3,020	¥ 3,020	¥ 3,020	¥ 32,310		¥ 43,769
Accumulated impairments	(16,664)		(15,219)							(300)		(300)	(5,320)	(5,320)	(5,320)								(306)		(306)		(706)	(706)	(706)	(10,032)		(8,587)
Goodwill	643,243		576,758		153,569	138,255	147,531	123,211		5,775		5,667	0	0	0	37,269	33,159		160,857		138,320		113,650		100,650		2,314	2,314	2,314	22,278		35,182
Increase (decrease) due to:
Acquisitions	10,243		28,659	[1]				19,793	[1]								2,044	[1]	10,205		3,174	[1]	38		2,626	[1]						1,022	[1]
Sales and dispositions	(6,204)	[2]	(15,040)	[3]						(9)	[2]								(903)	[2]										(5,292)	[2]	(15,040)	[3]
Impairments	(13,264)	[4]	(1,445)	[4]																										(13,264)	[4]	(1,445)	[4]
Translation adjustments	57,703		52,373		26,610	15,314	3,041	4,527		205		108				131	316		17,148		19,338		9,245		10,402					1,323		2,368
Other	82	[5]	1,938	[5]						216	[5]						1,750	[5]			25	[5]	(153)	[5]	(28)	[5]				19	[5]	191	[5]
Goodwill - gross	721,731		659,907		180,179	153,569	150,572	147,531		6,487		6,075	5,320	5,320	5,320	37,400	37,269		187,307		160,857		123,086		113,956		3,020	3,020	3,020	28,360		32,310
Accumulated impairments	(29,928)		(16,664)							(300)		(300)	(5,320)	(5,320)	(5,320)								(306)		(306)		(706)	(706)	(706)	(23,296)		(10,032)
Goodwill	¥ 691,803		¥ 643,243		¥ 180,179	¥ 153,569	¥ 150,572	¥ 147,531		¥ 6,187		¥ 5,775	¥ 0	¥ 0	¥ 0	¥ 37,400	¥ 37,269		¥ 187,307		¥ 160,857		¥ 122,780		¥ 113,650		¥ 2,314	¥ 2,314	¥ 2,314	¥ 5,064		¥ 22,278

[1]	Substantially all of the acquisition amounts in the Game segment relate to the Gaikai Inc. ("Gaikai") acquisition. Refer to Note 24.
[2]	Sales and dispositions in All Other for the fiscal year ended March 31, 2014 substantially all relate to the sale of Gracenote, Inc. Refer to Note 25.
[3]	Sales and dispositions amounts in All Other for the fiscal year ended March 31, 2013 substantially all relate to the sale of certain M3 shares. Refer to Note 5.
[4]	During the fiscal years ended March 31, 2013 and 2014, Sony recorded impairment losses of 1,445 million yen and 13,264 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the present value of expected future cash flows. The most significant impairment related to the disc manufacturing business in the fiscal year ended March 31, 2014. Refer to Note 19.
[5]	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.